Segment reporting - Summary of the Company's Main Customers (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7,374,876	$ 792,254	$ 48,160
Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42	67	0
Trade receivables	53	90	0
Customer B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	0	0
Trade receivables	$ 45	$ 0	$ 0